Cash and deposits with financial institutions	3 Months Ended
Jan. 31, 2019
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Cash and deposits with financial institutions
6.	Cash and deposits with financial institutions

	As at
($ millions)	January 31 2019		October 31 2018
Cash and non-interest-bearing deposits with financial institutions	$9,799		$8,997
Interest-bearing deposits with financial institutions	43,143		53,272
Total	$52,942	(1)	$62,269	(1)
(1)	Net of impairment allowances of $5 (October 31, 2018 – $3).

The Bank is required to maintain balances with central banks, other regulatory authorities and certain counterparties and these amounted to $9,286 million (October 31, 2018 – $8,886 million) and are included above.